Financial Instruments - Schedule of Calculation of Fair Value of the Indebtedness (Details)	Sep. 30, 2025	Dec. 31, 2024
Term Loan B – U.S. Facility – Senior Secured Credit Facilities [Member]
Schedule of Calculation of Fair Value of the Indebtedness [Line Items]
Term Loan	79.50%	55.88%
2027 Senior Unsecured Notes [Member]
Schedule of Calculation of Fair Value of the Indebtedness [Line Items]
Term Loan	49.64%	40.66%
2027 Senior Secured Notes [Member]
Schedule of Calculation of Fair Value of the Indebtedness [Line Items]
Term Loan	77.13%	56.10%
2026 Senior Secured Notes [Member]
Schedule of Calculation of Fair Value of the Indebtedness [Line Items]
Term Loan	80.44%	56.72%
Telesat Lightspeed Financing [Member]
Schedule of Calculation of Fair Value of the Indebtedness [Line Items]
Term Loan	81.77%